CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance | $		$ 891		$ 694
Ordinary shares, par value per share | ₪ / shares	₪ 0.03		₪ 0.03
Ordinary shares, shares authorized		60,000,000		43,333,333
Ordinary shares, shares issued		43,812,062		27,467,313
Ordinary shares, shares outstanding		43,696,723		27,351,974
Treasury shares		115,339		115,339